Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2020
Sales and advertising expense
Schedule of sales and advertisement expenses

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Staff costs	5,830	8,183	8,514
Advertising campaigns	36,192	43,156	21,697
Selling expenses	3,994	4,680	2,261
Sales and advertising expense	46,016	56,019	32,472